[SHIP]
                            [THE VANGUARD GROUP LOGO]
                   VANGUARD(R) INTERNATIONAL STOCK INDEX FUNDS
                   VANGUARD EMERGING MARKETS STOCK INDEX FUND
              SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 25, 2005

IMPORTANT CHANGE TO THE 2% REDEMPTION FEE POLICY FOR VANGUARD EMERGING MARKETS STOCK INDEX FUND

The 2% redemption fee for Vanguard Emerging Markets Stock Index Fund has been eliminated, effective at the close of business on March 23, 2005. The Fund's 0.5% redemption fee now applies to all holding periods. The fee is assessed on redemptions of shares by selling, by exchanging to another fund, or by application of the low-balance account-closure policy.

     The Fees and Expenses table is revised as follows:

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                           None
Purchase Fee:                                                       0.5%*
Sales Charge (Load) Imposed on Reinvested Dividends:                None
Redemption Fee:                                                     0.5%**
Account Maintenance fee (for accounts under $10,000):           $10/year+

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                0.24%
12b-1 Distribution Fee:                                             None
Other Expenses:                                                     0.24%
     Total Annual Fund Operating Expenses:                          0.48%

* The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
** The 0.5% fee applies to shares redeemed by selling, by exchanging to another fund, or by application of the low-balance account-closure policy. The fee is withheld from redemption proceeds and retained by the Fund.
+ If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, a fraction of a share may be automatically redeemed to make up the difference.







(C) 2005 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                         PS72 032005

                                     [SHIP]
                            [THE VANGUARD GROUP LOGO]
                   VANGUARD(R) INTERNATIONAL STOCK INDEX FUNDS
                   VANGUARD EMERGING MARKETS STOCK INDEX FUND
                              INSTITUTIONAL SHARES
              SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 25, 2005

IMPORTANT CHANGE TO THE 2% REDEMPTION FEE POLICY FOR VANGUARD EMERGING MARKETS STOCK INDEX FUND INSTITUTIONAL SHARES

The 2% redemption fee for Vanguard Emerging Markets Stock Index Fund Institutional Shares has been eliminated, effective at the close of business on March 23, 2005. The Fund's 0.5% redemption fee now applies to all holding periods. The fee is assessed on redemptions of shares by selling or by exchanging to another fund.

     The Fees and Expenses table is revised as follows:

SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                           None
Purchase Fee:                                                       0.5%*
Sales Charge (Load) Imposed on Reinvested Dividends:                None
Redemption Fee:                                                     0.5%**

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                                0.08%
12b-1 Distribution Fee:                                             None
Other Expenses:                                                     0.25%
     Total Annual Fund Operating Expenses:                          0.33%

* The purchase fee is deducted from all purchases (including exchanges from other Vanguard funds) but not from reinvested dividends and capital gains.
** The 0.5% fee applies to shares redeemed by selling or by exchanging to another fund. The fee is withheld from redemption proceeds and retained by the Fund.








(C) 2005 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PS235 032005